Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 9.5%
Entertainment 1.3%
Electronic Arts, Inc.	405,976	51,136,737
Interactive Media & Services 8.2%
Alphabet, Inc., Class A(a)	1,189,800	112,447,998
Alphabet, Inc., Class C(a)	1,685,440	159,543,750
ZoomInfo Technologies, Inc., Class A(a)	1,010,467	44,996,096
Total		316,987,844
Total Communication Services		368,124,581
Consumer Discretionary 15.7%
Automobiles 3.0%
Tesla, Inc.(a)	512,442	116,601,053
Hotels, Restaurants & Leisure 1.5%
Hilton Worldwide Holdings, Inc.	432,091	58,444,629
Internet & Direct Marketing Retail 6.1%
Amazon.com, Inc.(a)	2,298,960	235,505,462
Multiline Retail 1.4%
Target Corp.	321,371	52,785,187
Specialty Retail 2.1%
Home Depot, Inc. (The)	277,790	82,261,953
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc., Class B	688,939	63,850,866
Total Consumer Discretionary		609,449,150
Consumer Staples 4.7%
Beverages 2.5%
Coca-Cola Co. (The)	1,628,158	97,445,256
Household Products 2.2%
Procter & Gamble Co. (The)	620,996	83,629,532
Total Consumer Staples		181,074,788
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Pioneer Natural Resources Co.	238,304	61,103,529
Total Energy		61,103,529
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.6%
Capital Markets 1.6%
S&P Global, Inc.	196,885	63,249,306
Total Financials		63,249,306
Health Care 15.2%
Biotechnology 3.0%
BioMarin Pharmaceutical, Inc.(a)	245,057	21,229,288
Exact Sciences Corp.(a)	454,553	15,809,353
Horizon Therapeutics PLC(a)	356,743	22,232,224
Vertex Pharmaceuticals, Inc.(a)	180,749	56,393,688
Total		115,664,553
Health Care Equipment & Supplies 2.9%
Boston Scientific Corp.(a)	1,156,353	49,850,378
Stryker Corp.	272,168	62,391,792
Total		112,242,170
Health Care Providers & Services 3.9%
UnitedHealth Group, Inc.	275,240	152,799,486
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	267,545	56,096,160
Pharmaceuticals 4.0%
Eli Lilly & Co.	285,887	103,516,824
Johnson & Johnson	287,126	49,951,310
Total		153,468,134
Total Health Care		590,270,503
Industrials 8.8%
Aerospace & Defense 1.5%
Raytheon Technologies Corp.	603,459	57,219,982
Building Products 1.5%
Trane Technologies PLC	356,617	56,926,772
Commercial Services & Supplies 1.4%
Cintas Corp.	128,431	54,910,674
Construction & Engineering 1.1%
MasTec, Inc.(a)	568,852	43,847,112
Electrical Equipment 1.5%
AMETEK, Inc.	439,641	57,003,852
Columbia Large Cap Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.8%
Union Pacific Corp.	359,179	70,808,548
Total Industrials		340,716,940
Information Technology 41.2%
Electronic Equipment, Instruments & Components 2.5%
TE Connectivity Ltd.	416,495	50,908,184
Zebra Technologies Corp., Class A(a)	162,461	46,012,204
Total		96,920,388
IT Services 3.8%
Visa, Inc., Class A	710,120	147,108,459
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc.	613,025	54,123,977
Broadcom, Inc.	172,115	80,914,704
NVIDIA Corp.	822,782	111,050,887
Total		246,089,568
Software 17.3%
Adobe, Inc.(a)	239,200	76,185,200
Crowdstrike Holdings, Inc., Class A(a)	316,629	51,040,595
Intuit, Inc.	170,728	72,986,220
Microsoft Corp.(b)	1,467,536	340,659,132
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	340,635	58,449,560
ServiceNow, Inc.(a)	165,683	69,709,465
Total		669,030,172
Technology Hardware, Storage & Peripherals 11.3%
Apple, Inc.	2,854,510	437,710,563
Total Information Technology		1,596,859,150
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Prologis, Inc.	415,298	45,994,254
Total Real Estate		45,994,254
Total Common Stocks (Cost $2,180,947,842)		3,856,842,201

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(c),(d)	20,672,849	20,664,579
Total Money Market Funds (Cost $20,668,103)		20,664,579
Total Investments in Securities (Cost: $2,201,615,945)		3,877,506,780
Other Assets & Liabilities, Net		(1,931,386)
Net Assets		3,875,575,394

At October 31, 2022, securities and/or cash totaling $1,624,910 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	142,242,537	29,345,690	(150,916,645)	(7,003)	20,664,579	11,494	538,628	20,672,849
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Large Cap Growth Fund | First Quarter Report 2022

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